LORD ABBETT SERIES FUND, INC.

Fundamental Equity Portfolio

Supplement dated August 25, 2021 to the

Statutory Prospectus dated May 1, 2021

The following changes are effective immediately:

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 7 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Jeff D. Diamond, Portfolio Manager	2018
John C. Hardy, Portfolio Manager	2020

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 19 of the statutory prospectus:

Jeff D. Diamond, Portfolio Manager, and John C. Hardy, Portfolio Manager joined Lord Abbett in 2007 and 2011, respectively. Messrs. Diamond and Hardy are jointly and primarily responsible for the day-to-day management of the Fund.

Please retain this document for your future reference.

LORD ABBETT SERIES FUND, INC.

Growth and Income Portfolio

Supplement dated August 25, 2021 to the

Statutory Prospectus dated May 1, 2021,

as supplemented

The following changes are effective immediately:

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 7 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Jeff D. Diamond, Portfolio Manager	2018
John C. Hardy, Portfolio Manager	2020

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 18 of the statutory prospectus:

Jeff D. Diamond, Portfolio Manager, and John C. Hardy, Portfolio Manager joined Lord Abbett in 2007 and 2011, respectively. Messrs. Diamond and Hardy are jointly and primarily responsible for the day-to-day management of the Fund.

Please retain this document for your future reference.

LORD ABBETT SERIES FUND, INC.

Mid Cap Stock Portfolio

Supplement dated August 25, 2021 to the

Statutory Prospectus dated May 1, 2021

The following changes are effective immediately:

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 7 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Jeff D. Diamond, Portfolio Manager	2008
John C. Hardy, Portfolio Manager	2020

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 18 of the statutory prospectus:

Jeff D. Diamond, Portfolio Manager, and John C. Hardy, Portfolio Manager joined Lord Abbett in 2007 and 2011, respectively. Messrs. Diamond and Hardy are jointly and primarily responsible for the day-to-day management of the Fund.

Please retain this document for your future reference.

LORD ABBETT SERIES FUND, INC.

Fundamental Equity Portfolio

Growth and Income Portfolio

Mid Cap Stock Portfolio

Supplement dated August 25, 2021 to the

Statement of Additional Information dated May 1, 2021,

as supplemented

Effective immediately, the following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Fundamental Equity Portfolio
Jeff D. Diamond	33	4,568.1	0	0	12	834.3[1]
John C. Hardy	62	6,953.7	1	90.9	17	1,214.3[1]
Growth and Income Portfolio
Jeff D. Diamond	33	4,316.5	0	0	12	834.3[1]
John C. Hardy	62	6,702.1	1	90.9	17	1,214.3[1]
Mid Cap Stock Portfolio
Jeff D. Diamond	33	4,616.1	0	0	12	834.3[1]
John C. Hardy	62	7,001.3	1	90.9	17	1,214.3[1]

1 Includes $474.6 million for which Lord Abbett provides investment models to managed account sponsors.

Please retain this document for your future reference.